Segment Information - Schedule of Acquisition of Intangible Assets, Property, Plant and Equipment and Investments Accounted for Using the Equity Method by Segment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pharmaceuticals [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method	€ 3,352
Acquisitions of property, plant and equipment	1,046
Acquisitions of other intangible assets	434
Pharmaceuticals [member] | New segment reporting model [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method		€ 2,815
Acquisitions of property, plant and equipment		1,033
Acquisitions of other intangible assets		367
Pharmaceuticals [member] | Previous segment reporting model [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method			€ 2,888
Acquisitions of property, plant and equipment			904
Acquisitions of other intangible assets			807
Consumer Healthcare segment [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method	20
Acquisitions of property, plant and equipment	5
Acquisitions of other intangible assets	7
Consumer Healthcare segment [member] | New segment reporting model [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method		19
Acquisitions of property, plant and equipment		9
Acquisitions of other intangible assets		9
Vaccines [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method	30
Acquisitions of property, plant and equipment	364
Acquisitions of other intangible assets	121
Vaccines [member] | New segment reporting model [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method		13
Acquisitions of property, plant and equipment		346
Acquisitions of other intangible assets		192
Vaccines [member] | Previous segment reporting model [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method			4
Acquisitions of property, plant and equipment			315
Acquisitions of other intangible assets			57
Reportable segments [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method	3,402
Acquisitions of property, plant and equipment	1,415
Acquisitions of other intangible assets	€ 562
Reportable segments [member] | New segment reporting model [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method		2,847
Acquisitions of property, plant and equipment		1,388
Acquisitions of other intangible assets		€ 568
Reportable segments [member] | Previous segment reporting model [member]
Disclosure of operating segments [line items]
Investments accounted for using the equity method			2,892
Acquisitions of property, plant and equipment			1,219
Acquisitions of other intangible assets			€ 864